UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 		Chairman & President
Phone: 		(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 30, 2004
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	35

Form 13F Information Table Value Total: 	$94334
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	2864	33690	SH		SOLE
	11600	0	22090
Alliant Tech Systems	COM	018804104	330	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	2005	88561	SH		SOLE
	23400	0	65161
Amgen Inc.	COM	031162100	3671	59426	SH		SOLE
	16300	0	43126
BJ's Wholesale Club, Inc.	COM	05548J106	3052	132953	SH
	SOLE		40000	0	92953
C.H. Robinson Worldwide Inc.	COM	12541w100	3439	90729	SH
	SOLE		11000	0	79729
Chubb Corp.	COM	171232101	3408	50048	SH		SOLE
	13800	0	36248
Cisco Systems, Inc.	COM	17275R102	4527	186856	SH		SOLE
	53600	0	133256
Constellation Brands Inc A	COM	21036p108	1543	46885	SH
	SOLE		13000	0	33885
Covanta Energy Corp.	COM	22281N103	0	28000	SH
	SOLE		0	0	28000
Danaher Corp.	COM	235851102	4742	51684	SH		SOLE
	13350	0	38334
EMC Corporation	COM	268648102	3596	278400	SH		SOLE
	65900	0	212500
Eastman Chemical Company	COM	277432100	2886	73011	SH
	SOLE		10100	0	62911
Engelhard Corp.	COM	292845104	694	23200	SH		SOLE
	14400	0	8800
General Electric Company	COM	369604103	3068	99050	SH
	SOLE		26300	0	72750
Given Imaging Ltd.	COM	M52020100	1029	57381	SH		SOLE
	0	0	57381
Honeywell Inc.	COM	438516106	3481	104137	SH		SOLE
	28000	0	76137
IShares MSCI Pacific ex Japan	COM	464286665	1369	18889	SH
	SOLE		0	0	18889
Intl. Business Machines Corp.	COM	459200101	4111	44362	SH
	SOLE		11500	0	32862
Johnson & Johnson	COM	478160104	2930	56733	SH		SOLE
	16000	0	40733
Lehman Brothers Holdings Inc.	COM	524908100	4058	52559	SH
	SOLE		14700	0	37859
Liberate Technologies Inc.	COM	530129105	33	10802	SH
	SOLE		0	0	10802
Lockheed Martin Corp.	COM	539830109	3251	63258	SH
	SOLE		17200	0	46058
M & T Bank Corp.	COM	55261f104	1759	17900	SH		SOLE
	6600	0	11300
Medco Health Solutions	COM	58405u102	475	13982	SH
	SOLE		9164	0	4818
Merck & Co., Inc.	COM	589331107	2620	56715	SH		SOLE
	13800	0	42915
Merrill Lynch and Co.	COM	590188108	4004	68269	SH
	SOLE		19600	0	48669
Nabors Industries LTD	COM	g6359f103	3345	80623	SH
	SOLE		20700	0	59923
Noble Corp.	COM	655042109	3326	92963	SH		SOLE
	23400	0	69563
Oracle Corp.	COM	68389X105	163	12323	SH		SOLE
	0	0	12323
Oxford Health Plans	COM	691471106	3910	89893	SH		SOLE
	25300	0	64593
Qualcomm Inc.	COM	747525103	4362	80899	SH		SOLE
	22500	0	58399
Stryker Corp	COM	863667101	4343	51094	SH		SOLE
	12000	0	39094
Sun Microsystems, Inc.	COM	866810104	1823	407970	SH
	SOLE		153500	0	254470
Target Corp.	COM	87612e106	3202	83394	SH		SOLE
	20400	0	62994
Wal*Mart Stores Inc.	COM	931142103	910	17155	SH
	SOLE		16700	0	455